UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   19-Jul-01

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          125

Form 13F Information Table Value Total:      $176,519


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     4171 132447.000SH      SOLE                 1625.000        130822.000
                                                               260 8250.000 SH       DEFINED 0001091923                     8250.000
AOL Time Warner, Inc.          COM              00184A105      138 2610.000 SH       SOLE                                   2610.000
                                                              1113 21000.000SH       DEFINED 0001091923                    21000.000
AT & T Corp.                   COM              001957109      175 7933.000 SH       SOLE                                   7933.000
                                                                40 1803.000 SH       DEFINED 0001091923                     1803.000
Abbott Laboratories            COM              002824100      557 11600.000SH       SOLE                                  11600.000
                                                               101 2100.000 SH       DEFINED 0001091923                     2100.000
American Express Co.           COM              025816109     2421 62400.000SH       SOLE                 1080.000         61320.000
                                                                57 1475.000 SH       DEFINED 0001091923                     1475.000
American Home Products         COM              026609107      338 5755.000 SH       SOLE                                   5755.000
American Intl Grp.             COM              026874107     6235 73343.000SH       SOLE                 1104.000         72239.000
                                                               209 2460.000 SH       DEFINED 0001091923                     2460.000
Amgen                          COM              031162100     5899 97220.000SH       SOLE                 1580.000         95640.000
                                                               272 4480.000 SH       DEFINED 0001091923                     4480.000
Anheuser-Busch Co.             COM              035229103     2853 69241.000SH       SOLE                  800.000         68441.000
                                                               142 3445.000 SH       DEFINED 0001091923                     3445.000
Auto Data Processing           COM              053015103      984 19800.000SH       SOLE                                  19800.000
                                                               139 2800.000 SH       DEFINED 0001091923                     2800.000
BP Amoco ADR                   COM              055622104       79 1578.000 SH       SOLE                                   1578.000
                                                               145 2910.000 SH       DEFINED 0001091923                     2910.000
Bancfirst Corp Ohio            COM                             527 23286.000SH       DEFINED 0001091923                    23286.000
Bank New York, Inc.            COM              064057102     4194 87385.000SH       SOLE                 1770.000         85615.000
                                                                91 1900.000 SH       DEFINED 0001091923                     1900.000
Bank of America Corp.          COM              060505104      242 4026.000 SH       SOLE                                   4026.000
                                                              1430 23816.000SH       DEFINED 0001091923                    23816.000
Bellsouth Corp.                COM              079860102      772 19162.674SH       SOLE                                  19162.674
                                                               120 2987.000 SH       DEFINED 0001091923                     2987.000
Biogen Inc.                    COM              090597105     1959 36045.000SH       SOLE                  600.000         35445.000
Bristol-Myers Squibb Co.       COM              110122108      600 11464.000SH       SOLE                                  11464.000
                                                                63 1200.000 SH       DEFINED 0001091923                     1200.000
Cintas Corp.                   COM              172908105     1603 34650.000SH       SOLE                                  34650.000
                                                               139 3000.000 SH       DEFINED 0001091923                     3000.000
Cisco Systems, Inc.            COM              17275R102     3515 193132.000SH      SOLE                 2340.000        190792.000
                                                               132 7265.000 SH       DEFINED 0001091923                     7265.000
Citigroup, Inc.                COM              172967101     8012 151632.967SH      SOLE                 2270.999        149361.968
                                                               171 3243.000 SH       DEFINED 0001091923                     3243.000
Coca Cola Company              COM              191216100      480 10665.000SH       SOLE                  280.000         10385.000
                                                               262 5832.000 SH       DEFINED 0001091923                     5832.000
Colgate Palmolive              COM              194162103     3694 62627.000SH       SOLE                  600.000         62027.000
                                                               116 1960.000 SH       DEFINED 0001091923                     1960.000
Disney (Walt) Holding Co.      COM              254687106     3059 105868.000SH      SOLE                 2160.000        103708.000
                                                                94 3250.000 SH       DEFINED 0001091923                     3250.000
EMC Corp-Mass                  COM              268648102     2528 86425.000SH       SOLE                 1605.000         84820.000
                                                               128 4365.000 SH       DEFINED 0001091923                     4365.000
El Paso Corp.                  COM              28336L109     4815 91644.202SH       SOLE                 1598.000         90046.202
                                                               241 4592.000 SH       DEFINED 0001091923                     4592.000
Electronic Data Systems, Corp. COM              285661104     6821 109132.000SH      SOLE                 2165.000        106967.000
                                                               209 3345.000 SH       DEFINED 0001091923                     3345.000
Emerson Electric Company       COM              291011104      682 11265.000SH       SOLE                                  11265.000
                                                                36  600.000 SH       DEFINED 0001091923                      600.000
Exxon Mobil Corp.              COM              30231G102      851 9748.000 SH       SOLE                                   9748.000
                                                               518 5928.000 SH       DEFINED 0001091923                     5928.000
First Data                     COM              319963104     1624 25236.000SH       SOLE                                  25236.000
                                                                68 1050.000 SH       DEFINED 0001091923                     1050.000
First Union Corp.              COM              337358105       21  600.000 SH       SOLE                                    600.000
                                                               196 5616.000 SH       DEFINED 0001091923                     5616.000
Ford Motor Co.                 COM              345370860      208 8454.000 SH       SOLE                                   8454.000
Franklin Resources, Inc.       COM              354613101     2795 61060.000SH       SOLE                  915.000         60145.000
                                                                55 1200.000 SH       DEFINED 0001091923                     1200.000
Gap Inc.                       COM              364760108     3351 115560.070SH      SOLE                 2495.000        113065.070
                                                                46 1590.000 SH       DEFINED 0001091923                     1590.000
General Electric Co.           COM              369604103     9206 188847.090SH      SOLE                 2300.000        186547.090
                                                              1091 22370.000SH       DEFINED 0001091923                    22370.000
GlaxoSmithKline ADR            COM                            1979 35216.000SH       SOLE                                  35216.000
                                                               186 3303.000 SH       DEFINED 0001091923                     3303.000
Harcourt General Inc.          COM              41163G101      203 3488.000 SH       SOLE                                   3488.000
Home Depot                     COM              437076102     8365 179699.000SH      SOLE                 3150.000        176549.000
                                                              1183 25420.000SH       DEFINED 0001091923                    25420.000
IBM Corp.                      COM              459200101      720 6375.000 SH       SOLE                                   6375.000
Intel Corp                     COM              458140100     5005 171105.000SH      SOLE                 3245.000        167860.000
                                                               271 9250.000 SH       DEFINED 0001091923                     9250.000
Jefferson Pilot Corp.          COM              475070108     2390 49455.000SH       SOLE                  835.000         48620.000
                                                                10  200.000 SH       DEFINED 0001091923                      200.000
Lilly Eli & Co.                COM              532457108     2390 32298.000SH       SOLE                  505.000         31793.000
                                                               185 2495.000 SH       DEFINED 0001091923                     2495.000
Marriott Intl Inc New CL A     COM              571903202      672 14187.000SH       SOLE                                  14187.000
McGraw-Hill Inc.               COM              580645109     4966 75074.000SH       SOLE                 1375.000         73699.000
                                                               161 2430.000 SH       DEFINED 0001091923                     2430.000
Medtronic Inc.                 COM              585055106      520 11310.000SH       SOLE                                  11310.000
                                                                56 1217.000 SH       DEFINED 0001091923                     1217.000
Merck & Co.                    COM              589331107      963 15070.000SH       SOLE                                  15070.000
                                                                20  313.000 SH       DEFINED 0001091923                      313.000
Microsoft Corp.                COM              594918104     3849 52730.000SH       SOLE                  760.000         51970.000
                                                               124 1700.000 SH       DEFINED 0001091923                     1700.000
Minnesota Mining & Mfg.        COM              604059105      407 3570.930 SH       SOLE                                   3570.930
                                                                11  100.000 SH       DEFINED 0001091923                      100.000
Nabors Industries              COM              629568106     2144 57630.000SH       SOLE                 1330.000         56300.000
                                                                50 1340.000 SH       DEFINED 0001091923                     1340.000
Oracle Corporation             COM              68389X105     6069 319410.000SH      SOLE                 4250.000        315160.000
                                                               227 11960.000SH       DEFINED 0001091923                    11960.000
PepsiCo Inc.                   COM              713448108      322 7296.000 SH       SOLE                                   7296.000
                                                               186 4200.000 SH       DEFINED 0001091923                     4200.000
Pfizer Inc.                    COM              717081103     6776 169200.000SH      SOLE                 3085.000        166115.000
                                                               546 13645.000SH       DEFINED 0001091923                    13645.000
Pitney-Bowes Inc.              COM              724479100      720 17100.000SH       SOLE                                  17100.000
                                                               110 2600.000 SH       DEFINED 0001091923                     2600.000
Procter & Gamble Co.           COM              742718109      975 15283.000SH       SOLE                                  15283.000
                                                                77 1200.000 SH       DEFINED 0001091923                     1200.000
Quaker Oats Co.                COM              747402105       10  111.685 SH       SOLE                                    111.685
                                                               219 2400.000 SH       DEFINED 0001091923                     2400.000
Qualcomm Incorporated          COM              747525103      193 3300.000 SH       SOLE                                   3300.000
                                                                58 1000.000 SH       DEFINED 0001091923                     1000.000
SBC Communications             COM              78387G103      475 11848.616SH       SOLE                                  11848.616
                                                               172 4300.000 SH       DEFINED 0001091923                     4300.000
Schlumberger Ltd.              COM              806857108     3124 59330.000SH       SOLE                 1110.000         58220.000
                                                                69 1315.000 SH       DEFINED 0001091923                     1315.000
Stryker Corp.                  COM              863667101     6961 126901.000SH      SOLE                 1960.000        124941.000
                                                               299 5450.000 SH       DEFINED 0001091923                     5450.000
SunTrust Bank, Inc.            COM              867914103      356 5500.000 SH       SOLE                                   5500.000
                                                                41  640.000 SH       DEFINED 0001091923                      640.000
Texas Instruments Inc.         COM              882508104     1965 61605.009SH       SOLE                 1070.000         60535.009
                                                                63 1975.000 SH       DEFINED 0001091923                     1975.000
Tidewater, Inc.                COM              886423102     2570 68180.290SH       SOLE                 1170.000         67010.290
                                                                54 1435.000 SH       DEFINED 0001091923                     1435.000
United Technologies Corp.      COM              913017109     4498 61396.000SH       SOLE                 1245.000         60151.000
                                                               156 2125.000 SH       DEFINED 0001091923                     2125.000
Verizon Communications         COM              92343V104      929 17366.000SH       SOLE                                  17366.000
                                                               241 4511.000 SH       DEFINED 0001091923                     4511.000
Wal Mart Stores Inc.           COM              931142103     7234 148244.000SH      SOLE                 2635.000        145609.000
                                                               215 4398.000 SH       DEFINED 0001091923                     4398.000
Walgreen Company               COM              931422109      367 10650.000SH       SOLE                                  10650.000
                                                                69 2000.000 SH       DEFINED 0001091923                     2000.000